Share-Based Compensation (Details)						1 Months Ended	6 Months Ended
	May 21, 2024 shares	May 20, 2024 shares	Dec. 14, 2023 shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 06, 2023 shares	Nov. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2020 shares
2020 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares reserved for future issuance										4,632,449
Shares granted							3,936,504
Shares remained available for future awards									695,945
2023 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares remained available for future awards
Ordinary shares issued					33,818,770
Number of shares issued						27,137,935
Number of directors				2		1
Aggregate fair value (in Dollars) | $				$ 640,000
2023 Share Incentive Plan [Member] | Class B Ordinary Share [Member]
Share-Based Compensation [Line Items]
Number of shares issued				32,000,000		28,956,705		1,888,889
Price per share (in Dollars per share) | $ / shares				$ 0.02
Vested shares issued								10,000,000
2023 Share Incentive Plan [Member] | Class B Ordinary Share [Member] | Director [Member]
Share-Based Compensation [Line Items]
Number of shares issued						1,818,770
Vested shares issued			14,000,000
2023 Share Incentive Plan [Member] | ADS [Member]
Share-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 50
2024 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares remained available for future awards
Number of directors						1
Aggregate fair value (in Dollars) | $							$ 184,400
Vested shares issued						27,137,935
Compensation expense (in Dollars) | $								$ 397,733
Unrecognized compensation expense (in Dollars) | $
2024 Share Incentive Plan [Member] | Class B Ordinary Share [Member]
Share-Based Compensation [Line Items]
Number of shares issued	18,500,000	20,000,000
2024 Share Incentive Plan [Member] | ADS [Member]
Share-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 23.05
2024 Share Incentive Plan [Member] | Class A or Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued		47,137,935
2024 Share Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.009